Document and Entity Information	Dec. 14, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001832415
Document Type	8-K
Document Period End Date	Dec. 14, 2023
Entity Registrant Name	Better Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39864
Entity Tax Identification Number	85-3472546
Entity Address, Address Line One	548 Market Stree
Entity Address, Address Line Two	#49404
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	887-2311
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BTTX
Entity Emerging Growth Company	true
Entity Ex Transition Period	false